Acquisition of Nova E-Commerce, Ltd. - Schedule of Business Acquisition, Pro Forma Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Business Combinations [Abstract]
Revenue
Employee Compensation (including stock-based compensation of $193,333 and $0, respectively)	49,366	563,725	65,551
Consulting fees (including stock based compensation of $1,173,334 and $0, respectively)	25,000	1,198,334
Professional fees	31,369	98,677
Marketing	134,637
Occupancy	43,309	85,188	57,508
Other	20,817	254,255	193,608
Total operating expenses	304,498	2,200,179	316,667
Loss from Operations	(304,498)	(2,200,179)	(316,667)
Gain on settlement of bank overdraft	572
Gain on settlement of liabilities		47,575
Interest expense - related party		(10,409)
Other income (expenses) - net		37,166
Net Loss	$ (303,926)	$ (2,163,013)	$ (316,667)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$ (0.01)	$ (0.02)	$ (0.05)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	55,464,249	101,712,936	6,860,882